Shareholders' Equity - Schedule of Common Stock Equivalents (Details) (10-K) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	3,580,375	2,550,654
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	3,580,375	916,667
Convertible Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents		1,633,987